UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22219

               Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC

333 Market Street, 29th Floor
                                San Francisco,  CA   94105
(Address of principal executive offices) (Zip code)

Eileen Alden

Wells Fargo Alternative Asset Management, LLC

333 Market Street, 29th Floor

MAC A0119-291

                    San Francisco, CA  94105
(Name and address of agent for service)

Registrant's telephone number, including area code:    415-371-4000

Date of fiscal year end: January 31

Date of reporting period: July 1, 2008– June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

WELLS FARGO MULTI-STRATEGY 100 TEI FUND I, LLC

This registrant did not hold any portfolio securities to which the registrant was entitled to vote during the period from July 1, 2008 to June 30, 2009.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

By (Signature and Title)* /s/Daniel J. Rauchle
                                                           Daniel J. Rauchle, President
                                                          (Principal Executive Officer)

Date August 13, 2009

  *Print the name and title of each signing officer under his or her signature.